Indebtedness (Mortgage Loans and Unsecured Notes) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Mortgages
Debt Instrument [Line Items]
Net book value of collateralized real estate properties	$ 478.7
Fixed Rate Debt
Debt Instrument [Line Items]
Percentage bearing fixed interest, amount	2,693.8
Aggregate notional amount	$ 66.8
Fixed Rate Debt | Minimum
Debt Instrument [Line Items]
Effective interest rate	2.60%
Fixed Rate Debt | Maximum
Debt Instrument [Line Items]
Effective interest rate	4.80%
Mortgage Loans and Unsecured Notes
Debt Instrument [Line Items]
Weighted average remaining life	5 years 1 month 6 days